Schedule of Property Plant and Equipment Estimated Useful Life (Details)	12 Months Ended
Jun. 30, 2026
Land [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	Not depreciated
Construction in Progress [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	Not depreciated
Building [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	50 years
Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	4 years
Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	10 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life	Over the term of the leases